Fair Value Disclosures (Details) - Recurring - Embedded Conversion Derivative $ in Thousands	Nov. 30, 2013 USD ($)
Fair value disclosures
Fair value of liabilities	$ 5,700
Level 3
Fair value disclosures
Fair value of liabilities	$ 5,700